Promissory Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Promissory Notes Payable [Member]	Dec. 31, 2013 Promissory Notes Payable [Member]	Dec. 31, 2013 Unsecured Promissory Note Payable [Member]	Mar. 31, 2014 Chord Note [Member]	Dec. 31, 2013 Chord Note [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date						Sep. 21, 2012			Sep. 12, 2012
Debt instrument, face amount					$ 37,500		$ 44,000		$ 12,500
Debt instrument, maturity date						Sep. 30, 3013			Dec. 31, 2013
Debt instrument interest rate, stated percentage						12.00%	10.00%		12.00%
Shares issued to settle debt					75,000			25,000
Warrants issued to settle debt					9,375			3,125
Price per Unit					$ 1.25			$ 1.25
Value of shares issued in satisfaction of promissory notes	125,000				93,750			31,250
Common stock issued in lieu of accrued interest			52,545		42,852			14,002
Interest expense on notes payable		1,500	5,678	1,533	50,898			17,248
Shares of restricted common stock issued							8,000
Fair value per share							$ 1.00
Amortization of restricted shares			$ 8,000				$ 8,000